Information About Geographical Areas and Products - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Revenue	₩ 25,810,082	₩ 26,615,347	₩ 21,330,819
Revenue Recognized by Satisfying Performance Obligation	₩ 1,107,611	₩ 589,055
OLED Products [member]
Disclosure of geographical areas [Line Items]
Percentage of revenue from products	61.00%	55.00%	48.00%
Company A [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 14,835,862	₩ 14,281,844	₩ 11,119,769
Percentage of revenue	10.00%
Company B [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 3,412,768	₩ 3,767,278	₩ 3,371,229
Percentage of revenue	10.00%
Top 10 Customer [member]
Disclosure of geographical areas [Line Items]
Percentage of revenue	92.00%	89.00%	87.00%